UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8340

South Asia Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

Item 1. Schedule of Investments

South Asia Portfolio                                                                                                                     as of September 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 91.2%

Security	Shares	Value
India — 90.0%
Automobiles — 7.7%
Mahindra and Mahindra Ltd.	1,526,924	$28,717,640
Maruti Udyog Ltd.	1,393,081	34,833,796
Tata Motors Ltd.	2,196,022	42,495,263
		$106,046,699
Beverages — 3.5%
United Spirits Ltd.	1,105,192	$48,563,596
		$48,563,596
Chemicals — 2.2%
United Phosphorus Ltd.	3,063,180	$30,428,242
		$30,428,242
Commercial Banks — 9.4%
HDFC Bank Ltd.	1,523,889	$54,528,176
ICICI Bank Ltd.	2,005,695	53,120,508
Union Bank of India Ltd.	5,326,201	21,752,603
		$129,401,287
Construction & Engineering — 4.7%
Jaiprakash Associates Ltd.	2,352,793	$64,426,923
		$64,426,923
Construction Materials — 5.3%
Grasim Industries Ltd.	497,195	$43,711,433
Ultra Tech Cement Ltd.	1,090,214	28,511,731
		$72,223,164
Electric Utilities — 3.2%
Areva T&D India, Ltd. (1)	366,127	$17,028,362
Tata Power Co. Ltd.	1,224,809	26,190,773
		$43,219,135
Electrical Equipment — 5.4%
ABB Ltd.	657,500	$21,310,998
Bharat Heavy Electricals Ltd.	1,041,678	53,097,498
		$74,408,496
Energy Equipment & Services — 0.7%
Aban Loyd Chiles Offshore Ltd.	101,440	$8,921,425
		$8,921,425
Household Durables — 3.2%
Sobha Developers Ltd.	1,915,264	$43,879,208
		$43,879,208

Industrial Conglomerates — 1.7%
Siemens India Ltd.	687,096	$23,210,987
		$23,210,987
IT Services — 10.1%
Infosys Technologies Ltd.	1,136,317	$53,732,435
Mphasis Ltd.	4,403,879	31,491,540
Tata Consultancy Services Ltd.	1,997,101	53,055,433
		$138,279,408
Media — 5.2%
Dish TV (India) Ltd. (1)	8,804,160	$16,254,775
Zee Entertainment Enterprises Ltd.	6,398,540	54,656,658
		$70,911,433
Metals & Mining — 2.4%
Sterlite Industries (India) Ltd.	1,748,120	$32,713,994
		$32,713,994
Oil, Gas & Consumable Fuels — 7.5%
Reliance Industries Ltd.	1,712,830	$98,475,673
Reliance Petroleum, Ltd. (1)	1,210,105	4,644,149
		$103,119,822
Personal Products — 1.8%
Colgate-Palmolive (India) Ltd.	2,383,823	$23,944,643
		$23,944,643
Pharmaceuticals — 4.2%
Dr. Reddy’s Laboratories Ltd.	1,663,850	$27,066,473
Sun Pharmaceutical Industries Ltd.	1,286,020	31,079,717
		$58,146,190
Road & Rail — 1.2%
Container Corporation of India Ltd.	316,100	$16,652,051
		$16,652,051
Software — 1.9%
Financial Technologies (India) Ltd.	385,865	$26,633,428
		$26,633,428
Wireless Telecommunication Services — 8.7%
Bharti Airtel Ltd. (1)	2,403,465	$56,518,533
Idea Cellular Ltd. (1)	6,219,685	19,497,194
Reliance Communications Ltd.	2,966,450	43,512,742
		$119,528,469
Total India (identified cost $799,087,242)		$1,234,658,600

Sri Lanka — 1.2%
Industrial Conglomerates — 0.6%
John Keells Holdings Ltd.	7,319,840	$8,323,866
		$8,323,866
Wireless Telecommunication Services — 0.6%
Dialog Telekom Ltd.	38,443,680	$7,796,663
		$7,796,663
Total Sri Lanka (identified cost $18,620,902)		$16,120,529
Total Common Stocks (identified cost $817,708,144)		$1,250,779,129

Index Funds — 2.6%

India — 2.6%
Banking Index Benchmark Exchange Traded Scheme - Bank BeES	1,750,000	$35,421,168
		$35,421,168
Total India (identified cost $30,477,754)		$35,421,168
Total Index Funds (identified cost $30,477,754)		$35,421,168
Total Investments — 93.8% (identified cost $848,185,898)		$1,286,200,297
Other Assets, Less Liabilities — 6.2%		$84,699,684
Net Assets — 100.0%		$1,370,899,981

(1)	Non-income producing security.

The Portfolio did not have any open financial instruments at September 30, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2007, as computed on a federal income tax basis, are as follows:

Aggregate cost	$849,676,633
Gross unrealized appreciation	$445,269,684
Gross unrealized depreciation	(8,746,020)
Net unrealized appreciation	$436,523,664

The net unrealized depreciation on foreign currency and foreign currency transactions, including foreign capital gains taxes, at September 30, 2007 on a federal income tax basis was $337,071.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

South Asia Portfolio

By:	/s/Hon. Robert Lloyd George
Hon. Robert Lloyd George
President

Date:	November 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hon. Robert Lloyd George
Hon. Robert Lloyd George
President

Date:	November 23, 2007

By:	/s/William J. Austin, Jr.
William J. Austin, Jr.
Treasurer

Date:	November 23, 2007